COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum rental payments required under the operating leases in place

Fiscal year ended	Amount
Remainder of 2014	$3,536
2015	12,778
2016	12,266
2017	12,224
2018	12,915
Thereafter	23,096

Total	$76,815

 The future minimum rental payments required under the operating leases in place at December 31, 2013 are as follows:

Fiscal year ended	Amount
2014	$10,946
2015	9,318
2016	8,813
2017	8,946
2018	9,633
Thereafter	19,824

Total	$67,480